Employee Benefit Plans - Plan's Assets Carried at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value Measurements	$ 706	$ 517
Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value Measurements	296	204
Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value Measurements	172	139
Other Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value Measurements	238	174
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value Measurements
Fair Value, Inputs, Level 1 [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value Measurements
Fair Value, Inputs, Level 1 [Member] | Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value Measurements
Fair Value, Inputs, Level 1 [Member] | Other Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value Measurements
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value Measurements	599	417
Fair Value, Inputs, Level 2 [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value Measurements	296	204
Fair Value, Inputs, Level 2 [Member] | Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value Measurements	172	139
Fair Value, Inputs, Level 2 [Member] | Other Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value Measurements	131	74
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value Measurements	107	100	77
Fair Value, Inputs, Level 3 [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value Measurements
Fair Value, Inputs, Level 3 [Member] | Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value Measurements
Fair Value, Inputs, Level 3 [Member] | Other Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value Measurements	$ 107	$ 100